Quarterly Financial Data (Unaudited) (Restated)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited) (Restated)

Note 14 — Quarterly Financial Data (Unaudited) (As Restated, See Note 2 – Amendment 2)

In lieu of filing amended Quarterly Report on Form 10-Q for the periods ended March 31, 2019, June 30, 2019, September 30, 2019, March 31, 2020, June 30, 2020, and September 30, 2020, the following tables represent the Company’s restated financial statements (unaudited) for each of the restated periods.

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$296,759	$-	$296,759
Prepaid assets	7,415	-	7,415
Total Current Assets	304,174	-	304,174
			-
Cash and investments held in Trust Account	116,012,861	-	116,012,861
Total Assets	$116,317,035	$-	$116,317,035

Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)
Accounts payable and accrued expenses	$4,069	$-	$4,069
Promissory note - related party	300,000	-	300,000
Total Current Liabilities	304,069	-	304,069

Warrants liabilities	585,321	-	585,321
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	4,910,187	-	4,910,187

Commitments and Contingencies

Ordinary shares subject to possible redemption, 10,535,331 and 11,487,992 shares as previously reported and as restated, respectively, at conversion value of $10.10 per share	106,406,842	9,606,019	116,012,861

Shareholders’ Equity (Deficit):
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,154,419 and 3,201,758 shares (excluding 10,535,331 and 11,487,992 shares subject to possible redemption) as previously reported and as restated, respectively	4,043,035	(4,043,035)	-
Retained earnings (accumulated deficit)	956,971	(5,562,984)	(4,606,013)
Total Shareholders’ Equity (Deficit)	5,000,006	(9,606,019)	(4,606,013)

Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)	$116,317,035	$-	$116,317,035

	Three Months Ended March 31, 2019
	As Previously		As
	Reported	Adjustments	Restated
Operating costs	$153,741	$-	$153,741
Loss from operations	(153,741)	-	(153,741)

Other income:
Interest income - bank	143	-	143
Interest income	688,610	-	688,610
Change in fair value of warrant liabilities	25,857	-	25,857
Total other income	714,610	-	714,610

Net income	$560,869	$-	$560,869
Less: income attributable to ordinary shares subject to possible redemption	(631,524)	631,524	-
Adjusted net loss	$(70,655)	$70,655	$-

Basic and diluted weighted average redeemable ordinary shares outstanding	-	11,487,992	11,487,992
Basic and diluted net loss per redeemable ordinary share	$-	$(0.01)	$(0.01)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,147,322	(945,564)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.02)	$0.01	$(0.01)

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$560,869	$-	$560,869
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investment held in Trust Account	(688,610)	-	(688,610)
Change in fair value of warrant liabilities	(25,857)	-	(25,857)
Changes in current assets and current liabilities:
Prepaid assets	6,347	-	6,347
Accounts payable and accrued expense	(6,020)	-	(6,020)
Due to related parties	(2,379)	-	(2,379)
Net Cash Used in Operating Activities	(155,650)	-	(155,650)

Net Decrease in Cash	(155,650)	-	(155,650)
Cash – Beginning of the period	452,409	-	452,409
Cash – Ending of period	$296,759	$-	$296,759

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$560,866	$(560,866)	$-
Accretion of carrying value to redemption value	$-	$688,610	$688,610

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$165,890	$-	$165,890
Prepaid assets	1,651	-	1,651
Total Current Assets	167,541	-	167,541
			-
Cash and investments held in Trust Account	116,706,912	-	116,706,912
Total Assets	$116,874,453	$-	$116,874,453

Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)
Accounts payable and accrued expenses	$4,272	$-	$4,272
Promissory note - related party	300,000	-	300,000
Total Current Liabilities	304,272	-	304,272

Warrants liabilities	568,672	-	568,672
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	4,893,741	-	4,893,741

Commitments and Contingencies

Ordinary shares subject to possible redemption, 10,529,597 and 11,487,992 shares as previously reported and as restated, respectively, at conversion value of $10.16 per share	106,980,704	9,726,208	116,706,912

Shareholders’ Equity (Deficit):
Preference shares no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,160,153 and 3,201,758 shares (excluding 10,529,597 and 11,487,992 shares subject to possible redemption) as previously reported and as restated, respectively	3,469,173	(3,469,173)	-
Retained earnings (accumulated deficit)	1,530,835	(6,257,035)	(4,726,200)
Total Shareholders’ Equity (Deficit)	5,000,008	(9,726,208)	(4,726,200)

Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)	$116,874,453	$-	$116,874,453

	Three Months Ended June 30, 2019			Six Months Ended June 30, 2019
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Operating costs	$137,145	$-	$137,145	$290,886	$-	$290,886
Loss from operations	(137,145)	-	(137,145)	(290,886)	-	(290,886)

Other income:
Interest income - bank	309	-	309	452	-	452
Interest income	694,051	-	694,051	1,382,661	-	1,382,661
Change in fair value of warrant liabilities	16,649	-	16,649	42,506	-	42,506
Total other income	711,009	-	711,009	1,425,619	-	1,425,619

Net income	$573,864	$-	$573,864	$1,134,733	$-	$1,134,733
Less: income attributable to ordinary shares subject to possible redemption	(636,167)	636,167	-	(1,267,347)	1,267,347	-
Adjusted net loss	$(62,303)	$62,303	$-	$(132,614)	$132,614	$-

Basic and diluted weighted average redeemable ordinary shares outstanding	-	11,487,992	11,487,992	-	11,487,992	11,487,992
Basic and diluted net loss per redeemable ordinary share	$-	$(0.01)	$(0.01)	$-	$(0.02)	$(0.02)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,154,419	(952,661)	3,201,758	4,150,890	(949,132)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.01)	$0.00	$(0.01)	$(0.03)	$0.01	$(0.02)

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$1,134,733	$-	$1,134,733
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(1,382,661)	-	(1,382,661)
Change in fair value of warrant liabilities	(42,506)	-	(42,506)
Changes in current assets and current liabilities:
Prepaid assets	12,111	-	12,111
Accounts payable and accrued expense	(5,817)	-	(5,817)
Due to related parties	(2,379)	-	(2,379)
Net Cash Used in Operating Activities	(286,519)	-	(286,519)

Net Decrease in Cash	(286,519)	-	(286,519)
Cash – Beginning of the period	452,409	-	452,409
Cash – Ending of period	$165,890	$-	$165,890

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$1,134,728	$(1,134,728)	$-
Accretion of carrying value to redemption value	$-	$1,382,661	$1,382,661

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$1,237,095	$-	$1,237,095
Total Current Assets	1,237,095	-	1,237,095
			-
Cash and investments held in Trust Account	117,324,145	-	117,324,145
Total Assets	$118,561,240	$-	$118,561,240

Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit):
Accounts payable and accrued expenses	$5,675	$-	$5,675
Promissory note	1,148,800	-	1,148,800
Promissory note - related party	300,000	-	300,000
Total Current Liabilities	1,454,475	-	1,454,475

Warrants liabilities	548,309	-	548,309
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	6,023,581	-	6,023,581

Commitments and Contingencies

Ordinary shares subject to possible redemption, 10,532,581 and 11,487,992 shares as previously reported and as restated, respectively, at conversion value of $10.21 per share	107,537,651	9,786,494	117,324,145

Shareholders’ Equity (Deficit):
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,157,169 and 3,201,758 shares (excluding 10,532,581 and 11,487,992 shares subject to possible redemption) as previously reported and as restated, respectively	2,912,226	(2,912,226)	-
Retained earnings (accumulated deficit)	2,087,782	(6,874,268)	(4,786,486)
Total Shareholders’ Equity (Deficit)	5,000,008	(9,786,494)	(4,786,486)

Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)	$118,561,240	$-	$118,561,240

	Three Months Ended September 30, 2019			Nine Months Ended September 30, 2019
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Operating costs	$80,795	$-	$80,795	$371,681	$-	$371,681
Loss from operations	(80,795)	-	(80,795)	(371,681)	-	(371,681)

Other income:
Interest income - bank	146	-	146	598	-	598
Interest income	617,233	-	617,233	1,999,894	-	1,999,894
Change in fair value of warrant liabilities	20,363	-	20,363	62,869	-	62,869
Total other income	637,742	-	637,742	2,063,361	-	2,063,361

Net income	$556,947	$-	$556,947	$1,691,680	$-	$1,691,680
Less: income attributable to ordinary shares subject to possible redemption	(565,879)	565,879	-	(1,833,503)	1,833,503	-
Adjusted net loss	$(8,932)	$8,932	$-	$(141,823)	$141,823	$-

Basic and diluted weighted average redeemable ordinary shares outstanding	-	11,487,992	11,487,992	-	11,487,992	11,487,992
Basic and diluted net loss per redeemable ordinary share	$-	$(0.00)	$(0.00)	$-	$(0.02)	$(0.02)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,160,153	(958,395)	3,201,758	4,153,521	(951,763)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.00)	$(0.00)	$(0.00)	$(0.03)	$0.01	$(0.02)

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$1,691,680	$-	$1,691,680
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(1,999,894)	-	(1,999,894)
Change in fair value of warrant liabilities	(62,869)	-	(62,869)
Changes in current assets and current liabilities:
Prepaid assets	13,762	-	13,762
Accounts payable and accrued expense	(4,414)	-	(4,414)
Due to related parties	(2,379)	-	(2,379)
Net Cash Used in Operating Activities	(364,114)	-	(364,114)

Cash Flows from Financing Activities:
Proceeds from promissory note	1,148,800	-	1,148,800
Net Cash Provided by Financing Activities	1,148,800	-	1,148,800

Net Increase in Cash	784,686	-	784,686
Cash – Beginning of the period	452,409	-	452,409
Cash – Ending of period	$1,237,095	$-	$1,237,095

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$1,691,675	$(1,691,675)	$-
Accretion of carrying value to redemption value	$-	$1,999,894	$1,999,894

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$11,178	$-	$11,178
Prepaid assets	48,625	-	48,625
Total Current Assets	59,803	-	59,803
			-
Cash and investments held in Trust Account	120,728,495	-	120,728,495
Total Assets	$120,788,298	$-	$120,788,298

Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)
Accounts payable and accrued expenses	$105,043	$-	$105,043
Promissory note	1,648,800	-	1,648,800
Promissory note - related party	1,080,000	-	1,080,000
Total Current Liabilities	2,833,843	-	2,833,843

Warrants liabilities	516,901	-	516,901
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	7,371,541	-	7,371,541

Commitments and Contingencies

Ordinary shares subject to possible redemption, 10,315,581 and 11,487,992 shares as previously reported and as restated, respectively, at conversion value of $10.51 per share	108,416,755	12,311,740	120,728,495

Shareholders’ Equity (Deficit):
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,324,988 and 3,201,758 shares (excluding 10,315,581 and 11,487,992 shares subject to possible redemption) as previously reported and as restated, respectively	2,033,122	(2,033,122)	-
Retained earnings (accumulated deficit)	2,966,880	(10,278,618)	(7,311,738)
Total Shareholders’ Equity (Deficit)	5,000,002	(12,311,740)	(7,311,738)

Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)	$120,788,298	$-	$120,788,298

	Three Months Ended March 31, 2020
	As Previously		As
	Reported	Adjustments	Restated
Operating costs	$149,055	$-	$149,055
Loss from operations	(149,055)	-	(149,055)

Other income:
Interest income - bank	827	-	827
Interest income	534,368	-	534,368
Change in fair value of warrant liabilities	16,418	-	16,418
Total other income	551,613	-	551,613

Net income	$402,558	$-	$402,558
Less: income attributable to ordinary shares subject to possible redemption	(479,809)	479,809	-
Adjusted net loss	$(77,251)	$77,251	$-

Basic and diluted weighted average redeemable ordinary shares outstanding	-	11,487,992	11,487,992
Basic and diluted net loss per redeemable ordinary share	$-	$(0.09)	$(0.09)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,263,670	(1,061,912)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.02)	$(0.07)	$(0.09)

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$402,558	$-	$402,558
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(534,368)	-	(534,368)
Change in fair value of warrant liabilities	(16,418)	-	(16,418)
Changes in current assets and current liabilities:
Prepaid assets	(40,292)	-	(40,292)
Accounts payable and accrued expense	91,344	-	91,344
Net Cash Used in Operating Activities	(97,176)	-	(97,176)

Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(1,148,800)	-	(1,148,800)
Net Cash Used in Investing Activities	(1,148,800)	-	(1,148,800)

Cash Flows from Financing Activities:
Proceeds from promissory note – related party	780,000	-	780,000
Net Cash Provided by Financing Activities	780,000	-	780,000

Net Decrease in Cash	(465,976)	-	(465,976)
Cash – Beginning of the period	477,154	-	477,154
Cash – Ending of period	$11,178	$-	$11,178

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$402,566	$(402,566)	$-
Accretion of carrying value to redemption value	$-	1,683,168	$1,683,168

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$9,289	$-	$9,289
Prepaid assets	36,010	-	36,010
Total Current Assets	45,299	-	45,299
			-
Cash and investments held in Trust Account	14,993,648	-	14,993,648
Total Assets	$15,038,947	$-	$15,038,947

Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)
Accounts payable and accrued expenses	$156,574	$-	$156,574
Due to related party	100,005	-	100,005
Promissory note	1,748,800	-	1,748,800
Promissory note - related party	1,080,000	-	1,080,000
Total Current Liabilities	3,085,379	-	3,085,379

Warrants liabilities	510,839	-	510,839
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	7,617,015	-	7,617,015

Commitments and Contingencies

Ordinary shares subject to possible redemption, 228,484 and 1,414,480 shares as previously reported and as restated, respectively, at conversion value of $10.60 per share	2,421,929	12,571,719	14,993,648

Shareholders’ Equity (Deficit):
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,387,754 and 3,201,758 shares (excluding 228,484 and 1,414,480 shares subject to possible redemption) as previously reported and as restated, respectively	2,148,830	(2,148,830)	-
Retained earnings (accumulated deficit)	2,851,173	(10,422,889)	(7,571,716)
Total Shareholders’ Equity (Deficit)	5,000,003	(12,571,719)	(7,571,716)

Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)	$15,038,947	$-	$15,038,947

	Three Months Ended June 30, 2020			Six Months Ended June 30, 2020
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Operating costs	$146,045	$-	$146,045	$295,100	$-	$295,100
Loss from operations	(146,045)	-	(146,045)	(295,100)	-	(295,100)

Other income:
Interest income - bank	5	-	5	832	-	832
Interest income	24,271	-	24,271	558,639	-	558,639
Change in fair value of warrant liabilities	6,062	-	6,062	22,480	-	22,480
Total other income	30,338	-	30,338	581,951	-	581,951

Net (loss) income	$(115,707)	$-	$(115,707)	$286,851	$-	$286,851
Less: income attributable to ordinary shares subject to possible redemption	(3,920)	3,920	-	(90,220)	90,220	-
Adjusted net loss	$(119,627)	$119,627	$-	$196,631	$(196,631)	$-

Basic and diluted weighted average redeemable ordinary shares outstanding	-	3,960,532	3,960,532	-	7,724,262	7,724,262
Basic and diluted net loss per redeemable ordinary share	$-	$(0.04)	$(0.04)	$-	$(0.14)	$(0.14)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,374,169	(1,172,411)	3,201,758	4,318,920	(1,117,162)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.03)	$(0.01)	$(0.04)	$0.05	$(0.19)	$(0.14)

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$286,851	$-	$286,851
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(558,639)	-	(558,639)
Change in fair value of warrant liabilities	(22,480)	-	(22,480)
Changes in current assets and current liabilities:
Prepaid assets	(27,677)	-	(27,677)
Accounts payable and accrued expense	142,875	-	142,875
Due to related party	100,005	-	100,005
Net Cash Used in Operating Activities	(79,065)	-	(79,065)

Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(1,268,800)	-	(1,268,800)
Cash withdrawn from Trust Account to pay redeeming shareholders	105,879,118	-	105,879,118
Net Cash Provided by Investing Activities	104,610,318	-	104,610,318

Cash Flows from Financing Activities:
Proceeds from promissory note – related party	780,000	-	780,000
Proceeds from promissory note	100,000	-	100,000
Redemption of ordinary shares	(105,879,118)	-	(105,879,118)
Net Cash Used in Financing Activities	(104,999,118)	-	(104,999,118)

Net Decrease in Cash	(467,865)	-	(467,865)
Cash – Beginning of the period	477,154	-	477,154
Cash – Ending of period	$9,289	$-	$9,289

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$286,858	$(286,858)	$-
Accretion of carrying value to redemption value	$-	$1,827,439	$1,827,439

	As Previously		As
	Reported	Adjustments	Restated
Assets
Cash	$1,595	$-	$1,595
Prepaid assets	19,385	-	19,385
Total Current Assets	20,980	-	20,980
			-
Cash and investments held in Trust Account	15,174,028	-	15,174,028
Total Assets	$15,195,008	$-	$15,195,008

Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)
Accounts payable and accrued expenses	$187,604	$-	$187,604
Due to related party	205,000	-	205,000
Promissory notes	1,868,800	-	1,868,800
Promissory note - related party	1,080,000	-	1,080,000
Total Current Liabilities	3,341,404	-	3,341,404

Warrants liabilities	495,105	-	495,105
Deferred underwriting compensation	4,020,797	-	4,020,797
Total Liabilities	7,857,306	-	7,857,306

Commitments and Contingencies

Ordinary shares subject to possible redemption, 217,866 and 1,414,480 shares as previously reported and as restated, respectively, at conversion value of $10.73 per share	2,337,698	12,836,330	15,174,028

Shareholders’ Equity (Deficit):
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding	-	-	-
Ordinary shares, no par value; 300,000,000 shares authorized; 4,398,372 and 3,201,758 shares (excluding 217,866 and 1,414,480 shares subject to possible redemption) as previously reported and as restated, respectively	2,233,061	(2,233,061)	-
Retained earnings (accumulated deficit)	2,766,943	(10,603,269)	(7,836,326)
Total Shareholders’ Equity (Deficit)	5,000,004	(12,836,330)	(7,836,326)

Total Liabilities, Temporary Equity, and Shareholders’ Equity (Deficit)	$15,195,008	$-	$15,195,008

	Three Months Ended September 30, 2020			Nine Months Ended September 30, 2020
	As Previously		As	As Previously		As
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Operating costs	$100,347	$-	$100,347	$395,447	$-	$395,447
Loss from operations	(100,347)	-	(100,347)	(395,447)	-	(395,447)

Other income:
Interest income - bank	3	-	3	835	-	835
Interest income	380	-	380	559,019	-	559,019
Change in fair value of warrant liabilities	15,734	-	15,734	38,214	-	38,214
Total other income	16,117	-	16,117	598,068	-	598,068

Net (loss) income	(84,230)	-	(84,230)	202,621	-	202,621
Less: income attributable to ordinary shares subject to possible redemption	(59)	59	-	(86,089)	86,089	-
Adjusted net (loss) income	$(84,289)	$84,289	$-	$116,532	$(116,532)	$-

Basic and diluted weighted average redeemable ordinary shares outstanding	-	1,414,480	1,414,480	-	5,605,649	5,605,649
Basic and diluted net loss per redeemable ordinary share	$-	$(0.06)	$(0.06)	$-	$(0.20)	$(0.20)
Basic and diluted weighted average non-redeemable ordinary shares outstanding	4,387,754	(1,185,996)	3,201,758	4,340,885	(1,139,127)	3,201,758
Basic and diluted net loss per non-redeemable ordinary share	$(0.02)	$(0.04)	$(0.06)	$0.03	$(0.23)	$(0.20)

	As Previously		As
	Reported	Adjustments	Restated
Cash Flows from Operating Activities:
Net income	$202,621	$-	$202,621
Adjustments to reconcile net income to net cash used in operating activities:			-
Interest earned on investment held in Trust Account	(559,019)	-	(559,019)
Change in fair value of warrant liabilities	(38,214)	-	(38,214)
Changes in current assets and current liabilities:
Prepaid assets	(11,052)	-	(11,052)
Accounts payable and accrued expense	173,905	-	173,905
Due to related party	205,000	-	205,000
Net Cash Used in Operating Activities	(26,759)	-	(26,759)

Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(1,448,800)	-	(1,448,800)
Cash withdrawn from Trust Account to pay redeeming shareholders	105,879,118	-	105,879,118
Net Cash Provided by Investing Activities	104,430,318	-	104,430,318

Cash Flows from Financing Activities:
Proceeds from promissory note – related party	780,000	-	780,000
Proceeds from promissory note	220,000	-	220,000
Redemption of ordinary shares	(105,879,118)	-	(105,879,118)
Net Cash Used in Financing Activities	(104,879,118)	-	(104,879,118)

Net Decrease in Cash	(475,559)	-	(475,559)
Cash – Beginning of the period	477,154	-	477,154
Cash – Ending of period	$1,595	$-	$1,595

Supplemental Disclosure of Non-cash Financing Activities:
Change in value of ordinary shares subject to possible redemption	$202,627	$(202,627)	$-
Accretion of carrying value to redemption value	$-	$2,007,819	$2,007,819